Note 9 - Deposits	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
9.	DEPOSITS

Time deposits at
December
31,
2016,
mature
$76.8
million,
$16.3
million,
$8.4
million,
$46.5
million, and
$41.4
million during
2017,
2018,
2019,
2020,
and
2021,
respectively.

The aggregate of all time deposit accounts of
$250,000
or more amounted to
$27.8
million and
$29.0
million at
December

31,
2016
and
2015,
respectively.